CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares
Statement of Financial Position [Abstract]
Trade accounts receivable, allowance for doubtful accounts | $	$ 94		$ 90
Ordinary shares, par value per share | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	40,000,000		40,000,000
Ordinary shares, shares issued	27,898,304		27,351,431
Ordinary shares, shares outstanding	27,898,304		27,351,431